Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	£ 4,988	£ 4,234
Financial liabilities at fair value through profit or loss
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	23	23
Covered bond programme
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Instruments providing security for bonds	28,529	27,019
Restricted cash deposits	4,067	3,794
Securitisation programme
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Instruments providing security for notes	£ 28,454	£ 30,716